CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net (loss) income for the year	$ (141,213)	$ 6,313
Adjustments for:
Depreciation and depletion	41,991	64,208
Loss due to loss of control of subsidiaries	143,261
Share of net loss related to joint venture	1,050
Finance expense	10,737	17,810
Interest and other income	(5,555)	(609)
Deferred income tax expense	11,430	22,774
Share-based payments	1,645	2,720
Unrealized foreign exchange loss (gain)	(48)	194
Operating cash flow before working capital changes	63,298	113,410
Change in non-cash working capital	(29,869)	9,828
Cash provided by operating activities	33,429	123,238
Investing activities:
Expenditures on mineral properties, plant and equipment	(53,912)	(123,815)
Gold Fields investment in joint venture	165,000
Joint venture transaction costs paid	(4,795)
Cash and cash equivalents derecognized on loss of control	(24,368)
Interest received	383	464
Cash provided by (used in) in investing activities	82,308	(123,351)
Financing activities:
Shares issued for cash, net of share issuance costs	17,412	3,572
Repayment of long-term debt	(163,754)
Interest and associated withholding tax paid	(8,299)	(13,623)
Cash used in financing activities	(154,641)	(10,051)
Impact of foreign exchange on cash and cash equivalents	(68)	(181)
Change in cash and cash equivalents during the year	(38,972)	(10,345)
Cash and cash equivalents, beginning of year	49,330	59,675
Cash and cash equivalents, end of year	$ 10,358	$ 49,330